Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,951,752.34
Total Fee Amount	1,098.14
Total Offset Amount	0.00
Net Fee	$ 1,098.14
Offering Table N/A
Offset Table N/A	N/A